Apr. 07, 2017
AIG Focused Alpha Large-Cap Fund
AIG Focused Alpha Large-Cap Fund

SUNAMERICA SPECIALTY SERIES

AIG Focused Alpha Large-Cap Fund

(each, a “Fund,” and collectively, the “Funds”)

Supplement dated April 7, 2017 to the Funds’ Prospectus (“Prospectus”)

and Statement of Additional Information (“SAI”), as supplemented and amended to date

Effective immediately, the following changes are made to the Prospectus and SAI.

The first paragraph under the subsection entitled “Fees and Expenses of the Fund” in each Fund’s “Fund Highlights” section of the Prospectus is amended to add a cross-reference to the “Financial Intermediary-Specific Sales Charge Waiver Policies” section of the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.